INTANGIBLE ASSETS (Table)	3 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets consist

Intangible assets consist of the following:

		March 31, 2018
	Life	Licenses	Patent

Licensing Agreement – Jesse James	5	$125,000	$-
Licensing Agreement – Jeff Rann	5	125,000	-
Patent	11.2	-	950,000
		250,000	950,000

Accumulated amortization – Licensing Agreements		(58,333)	-
Accumulated amortization – Patents		-	(49,627)
		$191,667	$900,373

		December 31, 2017
	Life	Licenses	Patent

Licensing Agreement – Jesse James	5	$125,000	$-
Licensing Agreement – Jeff Rann	5	125,000	-
Patent	11.2	-	950,000
		250,000	950,000

Accumulated amortization – Licensing Agreements		(45,833)
Accumulated amortization – Patents		-	(25,166)
		$204,167	$924,834